Schedule of Investments (unaudited)	iShares® MSCI Ireland ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.4%
Ryanair Holdings PLC, ADR(a)	28,392	$2,475,782

Banks — 8.4%
AIB Group PLC	735,651	1,969,749
Bank of Ireland Group PLC	402,004	2,715,968
Permanent TSB Group Holdings PLC(a)	53,348	83,617
		4,769,334
Beverages — 2.5%
C&C Group PLC(a)	551,923	1,395,440

Building Products — 4.5%
Kingspan Group PLC	31,277	2,574,904

Construction Materials — 21.0%
CRH PLC	289,833	11,962,244

Containers & Packaging — 4.5%
Smurfit Kappa Group PLC	63,146	2,552,675

Equity Real Estate Investment Trusts (REITs) — 4.5%
Hibernia REIT PLC	843,105	1,446,374
Irish Residential Properties REIT PLC	708,710	1,092,560
		2,538,934
Food Products — 9.9%
Dole PLC	30,356	310,845
Glanbia PLC	161,470	1,872,868
Kerry Group PLC, Class A	24,146	2,498,875
Origin Enterprises PLC	198,311	948,976
		5,631,564
Health Care Providers & Services — 2.6%
Uniphar PLC(a)	366,418	1,475,130

Hotels, Restaurants & Leisure — 15.5%
Dalata Hotel Group PLC(a)	311,895	1,397,936
Flutter Entertainment PLC, Class DI(a)	60,881	7,424,356
		8,822,292
Household Durables — 4.2%
Cairn Homes PLC(a)	1,121,990	1,293,646

Security	Shares	Value

Household Durables (continued)
Glenveagh Properties PLC(a)	1,055,124	$1,083,871
		2,377,517
Insurance — 0.2%
FBD Holdings PLC	9,627	100,250

Life Sciences Tools & Services — 11.0%
ICON PLC(a)	27,933	6,251,126

Marine — 1.6%
Irish Continental Group PLC(a)	199,853	903,403

Metals & Mining — 1.3%
Kenmare Resources PLC	121,474	757,693

Pharmaceuticals — 0.4%
GH Research PLC(a)	20,804	208,456

Trading Companies & Distributors — 3.7%
Grafton Group PLC	179,742	2,122,728

Total Common Stocks — 100.2%
(Cost: $56,825,779)		56,919,472

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(b)(c)	20,000	20,000

Total Short-Term Securities — 0.0%
(Cost: $20,000)		20,000

Total Investments in Securities — 100.2%
(Cost: $56,845,779)		56,939,472

Liabilities in Excess of Other Assets — (0.2)%		(110,878)

Net Assets — 100.0%		$56,828,594

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$—	$(10,000	)(a)	$—	$—	$20,000	20,000	$26	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Ireland ETF
May 31, 2022

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,392,290	$37,527,182	$—	$56,919,472
Money Market Funds	20,000	—	—	20,000
	$19,412,290	$37,527,182	$—	$56,939,472

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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